UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21735

Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 102.0%

Security	Shares	Value
Aerospace & Defense — 1.8%
General Dynamics Corp.	54,228	$4,520,988
Honeywell International, Inc.	153,464	8,658,439
Northrop Grumman Corp.	80,479	6,262,071
		$19,441,498
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	60,653	$3,299,523
FedEx Corp.	66,217	6,136,329
		$9,435,852
Auto Components — 0.5%
Johnson Controls, Inc.	163,752	$5,534,818
		$5,534,818
Automobiles — 0.1%
Harley-Davidson, Inc.	32,153	$1,205,738
		$1,205,738
Beverages — 1.5%
Brown-Forman Corp., Class B	10,403	$688,887
Coca-Cola Co. (The)	117,208	7,134,451
PepsiCo, Inc.	119,822	8,651,148
		$16,474,486
Biotechnology — 5.4%
Amgen, Inc. (1)	194,330	$8,119,107
Biogen Idec, Inc. (1)	156,386	9,647,452
Celgene Corp. (1)	103,649	6,352,647
Enzon Pharmaceuticals, Inc. (1)	85,000	782,850
Genzyme Corp. (1)	82,260	6,131,660
Gilead Sciences, Inc. (1)	508,830	26,220,010
Martek Biosciences Corp. (1)	20,000	611,400
Regeneron Pharmaceuticals, Inc. (1)	50,714	973,202
		$58,838,328
Capital Markets — 2.7%
Ameriprise Financial, Inc.	12,435	$644,755
Bank of New York Mellon Corp. (The)	208,078	8,683,095
Charles Schwab Corp. (The)	97,584	1,837,507
E*Trade Financial Corp. (1)	164,281	634,125
Federated Investors, Inc., Class B	17,577	688,315
Franklin Resources, Inc.	64,918	6,296,397
Goldman Sachs Group, Inc.	35,062	5,798,904
Invesco, Ltd.	52,677	1,283,212
Merrill Lynch & Co., Inc.	71,209	2,901,055
T. Rowe Price Group, Inc.	21,876	1,093,800
		$29,861,165
Chemicals — 1.3%
Dow Chemical Co. (The)	137,985	$5,084,747
E.I. Du Pont de Nemours & Co.	54,281	2,538,180
Monsanto Co.	24,614	2,744,461
Rohm and Haas Co.	68,445	3,701,506
		$14,068,894

Commercial Banks — 1.3%
Banco Bilbao Vizcaya Argentaria SA ADR	13,246	$291,280
Comerica, Inc.	9,100	319,228
Fifth Third Bancorp	60,398	1,263,526
KeyCorp	27,176	596,513
Marshall & Ilsley Corp.	42,370	982,984
Popular, Inc.	68,345	796,903
Synovus Financial Corp.	80,482	890,131
Wells Fargo & Co.	288,882	8,406,466
Zions Bancorporation	12,002	546,691
		$14,093,722
Commercial Services & Supplies — 1.0%
Avery Dennison Corp.	75,103	$3,698,823
Equifax, Inc.	17,858	615,744
Half (Robert) International, Inc.	15,046	387,284
Manpower, Inc.	16,012	900,835
Pitney Bowes, Inc.	21,262	744,595
RR Donnelley & Sons Co.	85,009	2,576,623
Waste Management, Inc.	51,869	1,740,724
		$10,664,628
Communications Equipment — 7.8%
Aruba Networks, Inc. (1)	51,453	$268,070
Ciena Corp. (1)	14,234	438,834
Cisco Systems, Inc. (1)	1,102,836	26,567,319
Corning, Inc.	173,033	4,159,713
QUALCOMM, Inc.	747,694	30,655,454
Research In Motion, Ltd. (1)	206,958	23,226,896
		$85,316,286
Computer Peripherals — 8.4%
Apple, Inc. (1)	429,908	$61,691,798
Brocade Communications Systems, Inc. (1)	98,179	716,707
Dell, Inc. (1)	278,732	5,552,341
Hewlett-Packard Co.	96,168	4,391,031
International Business Machines Corp.	84,281	9,704,114
NetApp, Inc.	210,327	4,217,056
Palm, Inc.	143,682	718,410
SanDisk Corp. (1)	91,718	2,070,075
Seagate Technology	110,461	2,313,053
		$91,374,585
Construction Materials — 0.4%
Cemex SAB de CV ADR (1)	47,034	$1,228,528
Vulcan Materials Co.	42,073	2,793,647
		$4,022,175
Consumer Finance — 0.0%
Student Loan Corp.	4,670	$461,863
		$461,863
Containers & Packaging — 0.0%
Bemis Co., Inc.	19,722	$501,530
		$501,530
Distributors — 0.0%
Genuine Parts Co.	12,694	$510,553
		$510,553
Diversified Financial Services — 2.0%
Bank of America Corp.	303,078	$11,489,687
ING Groep NV ADR	73,940	2,763,138
JPMorgan Chase & Co.	141,291	6,068,448
Moody’s Corp.	31,486	1,096,657
		$21,417,930

Diversified Telecommunication Services — 2.4%
AT&T, Inc.	312,381	$11,964,192
Citizens Communications Co.	355,057	3,724,548
Verizon Communications, Inc.	251,832	9,179,276
Windstream Corp.	87,135	1,041,263
		$25,909,279
Electric Utilities — 0.5%
Duke Energy Corp.	294,363	$5,254,380
		$5,254,380
Electrical Equipment — 0.7%
Cooper Industries, Ltd., Class A	30,288	$1,216,063
Emerson Electric Co.	119,418	6,145,250
		$7,361,313
Energy Equipment & Services — 1.8%
Diamond Offshore Drilling, Inc.	41,269	$4,803,712
Halliburton Co.	247,660	9,740,468
Noble Corp.	18,939	940,700
Schlumberger, Ltd.	35,743	3,109,641
Transocean, Inc. (1)	10,559	1,427,577
		$20,022,098
Food & Staples Retailing — 3.0%
CVS Caremark Corp.	287,018	$11,627,099
Kroger Co. (The)	42,808	1,087,323
Safeway, Inc.	182,171	5,346,719
SUPERVALU, Inc.	15,863	475,573
Wal-Mart Stores, Inc.	260,261	13,710,549
		$32,247,263
Food Products — 0.9%
ConAgra Foods, Inc.	156,193	$3,740,822
H.J. Heinz Co.	18,409	864,671
Hershey Co. (The)	42,578	1,603,913
Kraft Foods, Inc., Class A	48,129	1,492,480
McCormick & Co., Inc.	15,743	582,019
Sara Lee Corp.	140,854	1,969,139
		$10,253,044
Gas Utilities — 0.1%
Nicor, Inc.	28,999	$971,756
		$971,756
Health Care Equipment & Supplies — 2.1%
Bard (C.R.), Inc.	8,005	$771,682
Baxter International, Inc.	53,182	3,074,983
Cooper Cos., Inc. (The)	24,000	826,320
Covidien, Ltd.	32,091	1,420,027
Gen-Probe, Inc. (1)	20,000	964,000
Hospira, Inc. (1)	13,496	577,224
Intuitive Surgical, Inc. (1)	13,918	4,514,303
Medtronic, Inc.	115,235	5,573,917
Stryker Corp.	66,366	4,317,108
Zimmer Holdings, Inc. (1)	11,520	896,947
		$22,936,511
Health Care Providers & Services — 1.2%
DaVita, Inc. (1)	20,004	$955,391
Humana, Inc. (1)	24,940	1,118,808
LifePoint Hospitals, Inc. (1)	84,000	2,307,480
Lincare Holdings, Inc. (1)	86,800	2,439,948
McKesson Corp.	88,022	4,609,712
Quest Diagnostics, Inc.	31,290	1,416,498
VCA Antech, Inc. (1)	25,000	683,750
		$13,531,587

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp., Unit	19,600	$793,408
Cheesecake Factory, Inc. (1)	26,641	580,507
CKE Restaurants, Inc.	21,073	236,439
International Game Technology	18,708	752,249
Marriott International, Inc., Class A	55,557	1,908,939
McDonald’s Corp.	33,849	1,887,759
Starbucks Corp. (1)	415,096	7,264,180
Starwood Hotels & Resorts Worldwide, Inc.	32,575	1,685,756
Tim Hortons, Inc.	15,241	518,956
Wendy’s International, Inc.	11,254	259,517
		$15,887,710
Household Durables — 0.8%
D.R. Horton, Inc.	47,795	$752,771
Fortune Brands, Inc.	40,476	2,813,082
Pulte Homes, Inc.	129,147	1,879,089
Ryland Group, Inc.	10,962	360,540
Stanley Works	56,752	2,702,530
		$8,508,012
Household Products — 1.3%
Colgate-Palmolive Co.	7,774	$605,672
Procter & Gamble Co.	200,625	14,057,794
		$14,663,466
Independent Power Producers & Energy Traders — 0.3%
AES Corp. (The) (1)	129,521	$2,159,115
Mirant Corp. (1)	32,088	1,167,682
		$3,326,797
Industrial Conglomerates — 2.7%
General Electric Co.	761,087	$28,167,830
Textron, Inc.	14,000	775,880
		$28,943,710
Insurance — 2.8%
ACE, Ltd.	68,766	$3,786,256
American International Group, Inc.	156,261	6,758,288
AON Corp.	21,504	864,461
Arthur J. Gallagher & Co.	108,901	2,572,242
Cincinnati Financial Corp.	13,382	509,051
Lincoln National Corp.	38,287	1,990,924
Marsh & McLennan Cos., Inc.	110,850	2,699,198
Prudential Financial, Inc.	44,972	3,519,059
RenaissanceRe Holdings, Ltd.	18,818	976,842
St. Paul Travelers Companies, Inc. (The)	139,548	6,677,372
W. R. Berkley Corp.	19,029	526,913
		$30,880,606
Internet Software & Services — 5.1%
Akamai Technologies, Inc. (1)	99,453	$2,800,596
Ariba, Inc. (1)	87,982	849,906
Baidu.com, Inc. ADR (1)	5,820	1,394,647
eBay, Inc. (1)	492,306	14,690,411
Google, Inc., Class A (1)	65,383	28,799,250
Yahoo!, Inc. (1)	260,944	7,549,110
		$56,083,920

IT Services — 2.2%
Cognizant Technology Solutions Corp. (1)	119,155	$3,435,239
Fidelity National Information Services, Inc.	118,808	4,531,337
Infosys Technologies, Ltd. ADR	73,468	2,627,950
MasterCard, Inc., Class A	9,897	2,206,932
Metavante Technologies, Inc. (1)	14,123	282,319
Paychex, Inc.	218,890	7,499,171
Satyam Computer Services, Ltd. ADR	106,132	2,397,522
Total System Services, Inc.	38,946	921,462
		$23,901,932
Leisure Equipment & Products — 0.2%
Eastman Kodak Co.	19,707	$348,223
Mattel, Inc.	64,723	1,287,988
		$1,636,211
Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	15,895	$385,454
Waters Corp. (1)	13,273	739,306
		$1,124,760
Machinery — 2.1%
AGCO Corp. (1)	37,966	$2,273,404
Caterpillar, Inc.	110,370	8,640,867
Danaher Corp.	39,155	2,976,955
Eaton Corp.	58,699	4,676,549
Joy Global, Inc.	15,000	977,400
Oshkosh Truck Corp.	33,835	1,227,534
Terex Corp. (1)	29,582	1,848,875
		$22,621,584
Media — 3.5%
CBS Corp., Class B	58,977	$1,302,212
Central European Media Enterprises, Ltd., Class A (1)	8,441	719,426
Comcast Corp., Class A	635,247	12,285,677
Idearc, Inc.	43	157
Meredith Corp.	10,785	412,526
Omnicom Group, Inc.	81,468	3,599,256
Sirius Satellite Radio, Inc. (1)	728,642	2,083,916
Time Warner, Inc.	422,666	5,925,777
Viacom, Inc., Class B (1)	30,748	1,218,236
Walt Disney Co.	326,386	10,241,993
		$37,789,176
Metals & Mining — 1.1%
Alcoa, Inc.	25,000	$901,500
Barrick Gold Corp.	37,627	1,634,893
Companhia Vale do Rio Doce ADR	40,000	1,385,600
Freeport-McMoRan Copper & Gold, Inc., Class B	15,988	1,538,365
Newmont Mining Corp.	25,000	1,132,500
Nucor Corp.	54,975	3,724,007
Teck Cominco, Ltd., Class B	34,000	1,392,640
		$11,709,505

Multiline Retail — 0.6%
JC Penney Company, Inc.	30,850	$1,163,354
Kohl’s Corp. (1)	13,030	558,857
Nordstrom, Inc.	57,531	1,875,511
Sears Holdings Corp. (1)	32,108	3,277,906
		$6,875,628
Multi-Utilities — 1.8%
Ameren Corp.	117,357	$5,168,402
CMS Energy Corp.	26,762	362,357
Dominion Resources, Inc.	87,480	3,572,683
NiSource, Inc.	233,391	4,023,661
PG&E Corp.	6,785	249,824
Public Service Enterprise Group, Inc.	155,910	6,266,023
		$19,642,950
Office Electronics — 0.1%
Xerox Corp.	98,889	$1,480,368
		$1,480,368
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	71,781	$6,127,226
ConocoPhillips	180,588	13,762,611
EOG Resources, Inc.	29,584	3,550,080
Exxon Mobil Corp.	255,320	21,594,966
Marathon Oil Corp.	22,070	1,006,392
Petrohawk Energy Corp. (1)	198,904	4,011,894
Suncor Energy, Inc.	28,491	2,745,108
Sunoco, Inc.	8,264	433,612
Valero Energy Corp.	20,153	989,714
XTO Energy, Inc.	96,251	5,954,087
		$60,175,690
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	148,776	$1,365,764
MeadWestvaco Corp.	45,728	1,244,716
		$2,610,480
Personal Products — 0.1%
Herbalife, Ltd.	28,374	$1,347,765
		$1,347,765
Pharmaceuticals — 3.8%
Abbott Laboratories	122,167	$6,737,510
Allergan, Inc.	12,256	691,116
Bristol-Myers Squibb Co.	272,401	5,802,141
Cardiome Pharma Corp. (1)	32,639	274,168
Eli Lilly & Co.	92,218	4,757,527
Endo Pharmaceuticals Holdings, Inc. (1)	114,655	2,744,841
Johnson & Johnson	65,017	4,217,653
Merck & Co., Inc.	78,798	2,990,384
Pfizer, Inc.	319,649	6,690,254
Schering-Plough Corp.	70,543	1,016,525
Sepracor, Inc. (1)	12,997	253,701
Wyeth	135,856	5,673,347
		$41,849,167
Real Estate Investment Trusts (REITs) — 0.3%
Host Hotels & Resorts, Inc.	19,942	$317,477
Plum Creek Timber Co., Inc.	14,401	586,121
Simon Property Group, Inc.	19,298	1,792,977
		$2,696,575

Real Estate Management & Development — 0.0%
Forestar Real Estate Group, Inc. (1)	10,207	$254,256
		$254,256
Road & Rail — 0.7%
CSX Corp.	24,910	$1,396,704
JB Hunt Transport Services, Inc.	99,371	3,123,231
Norfolk Southern Corp.	25,252	1,371,689
Ryder System, Inc.	10,708	652,224
Union Pacific Corp.	10,611	1,330,407
		$7,874,255
Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials, Inc.	669,505	$13,062,043
Atheros Communications, Inc. (1)	76,210	1,588,216
Intel Corp.	880,849	18,656,382
Intersil Corp., Class A	53,271	1,367,467
Marvell Technology Group, Ltd. (1)	256,537	2,791,123
MEMC Electronic Materials, Inc. (1)	79,127	5,610,104
Micron Technology, Inc. (1)	278,047	1,659,941
National Semiconductor Corp.	25,302	463,533
Nvidia Corp. (1)	307,677	6,088,928
STMicroelectronics N.V. - NY Shares	85,975	916,494
Teradyne, Inc. (1)	127,301	1,581,078
Tessera Technologies, Inc. (1)	20,133	418,766
		$54,204,075
Software — 8.2%
Adobe Systems, Inc. (1)	255,331	$9,087,230
BMC Software, Inc. (1)	15,015	488,288
Compuware Corp. (1)	87,217	640,173
Electronic Arts, Inc. (1)	125,357	6,257,821
i2 Technologies, Inc. (1)	88,398	995,361
Microsoft Corp.	1,473,136	41,807,600
NAVTEQ Corp. (1)	54,574	3,711,032
Oracle Corp. (1)	1,192,845	23,332,048
TiVo, Inc. (1)	326,806	2,862,821
Wind River Systems, Inc. (1)	63,851	494,207
		$89,676,581
Specialty Retail — 2.0%
Best Buy Co., Inc.	87,871	$3,643,132
Gap, Inc. (The)	143,865	2,831,263
Home Depot, Inc.	77,807	2,176,262
Limited Brands, Inc.	26,688	456,365
Lowe’s Companies, Inc.	136,794	3,138,054
Men’s Wearhouse, Inc. (The)	19,320	449,576
Office Depot, Inc. (1)	40,871	451,625
Staples, Inc.	229,575	5,075,903
Tiffany & Co.	12,130	507,519
TJX Companies, Inc. (The)	84,338	2,789,058
		$21,518,757
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. (1)	22,579	$680,757
Nike, Inc., Class B	56,788	3,861,584
		$4,542,341

Thrifts & Mortgage Finance — 0.5%
Countrywide Financial Corp.	266,662	$1,466,641
Downey Financial Corp.	19,939	366,479
Federal National Mortgage Association	27,755	730,512
Guaranty Financial Group, Inc. (1)	10,207	108,398
MGIC Investment Corp.	83,706	881,424
Sovereign Bancorp, Inc.	173,060	1,612,919
		$5,166,373
Tobacco — 1.1%
Altria Group, Inc.	102,975	$2,286,045
Philip Morris International, Inc.	102,975	5,208,476
Reynolds American, Inc.	71,312	4,209,547
		$11,704,068
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc., Class B	33,000	$1,185,360
Sprint Nextel Corp.	206,919	1,384,288
		$2,569,648
Total Common Stocks (identified cost $970,951,422)		$1,112,977,648
Total Investments — 102.0% (identified cost $970,951,422)		$1,112,977,648

Covered Call Options Written — (2.3%)

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
Nasdaq 100 Index	1,010	$1,775	4/19/08	$(4,666,200)
Nasdaq 100 Index	575	1,825	4/19/08	(1,322,500)
Nasdaq 100 Index	905	1,750	4/19/08	(5,991,100)
S&P 500 Index	867	1,315	4/19/08	(3,121,200)
S&P 500 Index	2,478	1,325	4/19/08	(6,343,680)
S&P 500 Index	1,525	1,340	4/19/08	(3,050,000)
S&P 500 Index	128	1,345	4/19/08	(260,224)
Total Covered Call Options Written (premiums received $19,460,642)				$(24,754,904)
Other Assets, Less Liabilities — 0.3%				$3,043,299
Net Assets — 100.0%				$1,091,266,043

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$970,955,963
Gross unrealized appreciation	$200,388,081
Gross unrealized depreciation	(58,366,396)
Net unrealized appreciation	$142,021,685

Written call option activity for the period ended March 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	7,159	$19,687,944
Options written	22,194	55,189,188
Options terminated in closing purchase transactions	(21,865)	(55,416,490)
Outstanding, end of period	7,488	$19,460,642

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$1,112,977,648	$(24,754,904)
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—
Total		$1,112,977,648	$(24,754,904)

*Other financial instruments include written call options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008